Revenue and Loyalty Programs (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Disaggregated Revenue by Source
The following
table represents the Company’s disaggregated revenue by source, due to the Company’s contracts with its customers, for the years ended December 31, 2021 and 2020:

($ in thousands)	2021	2020
Wholesale	$414,908	$274,000
Dispensary	406,774	202,251

Total Revenue	$821,682	$476,251